10-K Business Segment Data (Tables)	6 Months Ended
Jun. 30, 2023
Segment Reporting [Abstract]
Information on the Company's businesses	Information on the Company’s segments as of December 31, and for the years then ended was as follows:

	2022	2021	2020
	(In thousands)
External operating revenues:
Pacific	$468,589	$427,229	$454,318
Northwest	598,774	474,941	413,723
Mountain	541,910	479,543	450,852
North Central	607,311	561,661	567,473
All Other	318,145	285,556	291,636
Total external operating revenues	$2,534,729	$2,228,930	$2,178,002
Intersegment operating revenues:
Pacific	$—	$55	$148
Northwest	1,444	3,102	2,414
Mountain	120	26	18
North Central	747	122	3,358
All Other	34,894	31,827	34,236
Total intersegment operating revenues	$37,205	$35,132	$40,174
EBITDA:
Pacific	$55,839	$67,124	$79,136
Northwest	103,885	80,624	74,360
Mountain	72,604	65,017	52,407
North Central	64,988	72,301	71,723
All Other	9,424	8,340	27,333
Total segment EBITDA	$306,740	$293,406	$304,959
Capital expenditures:
Pacific	$33,046	$26,675	$22,108

Northwest	60,697	278,946	45,963
Mountain	35,098	47,648	59,156
North Central	33,151	28,838	17,307
All Other	19,855	35,417	47,101
Total capital expenditures*	$181,847	$417,524	$191,635
Assets:
Pacific	$441,606	$414,103	$403,023
Northwest	772,159	714,098	452,126
Mountain	293,121	278,608	248,216
North Central	420,877	414,619	408,571
All Other	366,556	360,396	311,571
Total assets	$2,294,319	$2,181,824	$1,823,507
Property, plant and equipment:
Pacific	$533,985	$505,103	$486,401
Northwest	813,513	759,482	553,632
Mountain	400,907	369,732	328,037
North Central	441,731	419,075	396,427
All Other	299,272	294,305	263,978
Less accumulated depreciation and depletion	1,174,195	1,097,387	1,038,730
Net property, plant and equipment	$1,315,213	$1,250,310	$989,745
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*Capital expenditures for 2022, 2021 and 2020 include noncash transactions for capital expenditure-related accounts payable, the issuance of equity securities in connection with an acquisition and accrual of a holdback payment in connection with an acquisition totaling $(5,430) thousand, $(8,077) thousand and $916,000, respectively.
A reconciliation of reportable segment EBITDA to consolidated income (loss) before income taxes is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands)
Total EBITDA for reportable segments	$119,769	$83,145	$99,680	$69,048
Other EBITDA	5,346	4,173	11,328	78
Depreciation, depletion and amortization	31,130	29,752	60,760	58,101
Interest expense, net*	17,130	7,424	26,625	12,690
Total consolidated income (loss) before income taxes	$76,855	$50,142	$23,623	$(1,665)
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*Interest, net is interest expense net of interest income.

Reconciliation of Revenue from Segments to Consolidated
A reconciliation of reportable segment operating revenues to consolidated operating revenues is as follows:

	2022	2021	2020
	(In thousands)
Total reportable segment operating revenues	$2,218,896	$1,946,679	$1,892,304
Other revenue	353,038	317,383	325,872
Elimination of intersegment operating revenues	(37,205)	(35,132)	(40,174)
Total consolidated operating revenues	$2,534,729	$2,228,930	$2,178,002
A reconciliation of reportable segment operating revenues to consolidated operating revenues is as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands)
Total reportable segment operating revenues	$834,890	$762,704	$1,132,052	$1,069,800
Other operating revenues	117,962	118,341	168,285	167,244
Elimination of intersegment operating revenues	(167,663)	(169,232)	(207,248)	(215,266)
Total consolidated operating revenues	$785,189	$711,813	$1,093,089	$1,021,778

Segment, Reconciliation of Other Items from Segments to Consolidated
A reconciliation of reportable segment assets to consolidated assets is as follows:

	2022	2021	2020
	(In thousands)
Total assets for reportable segments	$1,927,763	$1,821,428	$1,511,936
Other assets	3,731,031	3,529,536	2,854,648
Elimination of intercompany receivables	(3,364,475)	(3,169,140)	(2,543,077)
Total consolidated assets	$2,294,319	$2,181,824	$1,823,507
A reconciliation of segment EBITDA to consolidated income before income taxes is as follows:

	2022	2021	2020
	(In thousands)
Total EBITDA for reportable segments	$297,316	$285,066	$277,626
Other EBITDA	9,424	8,340	27,333
Depreciation, depletion and amortization	117,798	100,974	89,626
Interest	30,121	19,218	20,577
Total consolidated income before income taxes	$158,821	$173,214	$194,756
The information below follows the same accounting policies as described in the audited financial statements and notes included in the Company's Registration Statement on Form 10. Information on the Company's segments was as follows:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2023	2022	2023	2022
	(In thousands)
External operating revenues:
Pacific	$142,155	$128,412	$209,941	$213,761
Northwest	178,734	150,785	294,618	255,575
Mountain	175,754	170,419	236,372	228,888
North Central	187,602	167,238	208,576	190,062
All Other	100,944	94,959	143,582	133,492
Total external operating revenues	$785,189	$711,813	$1,093,089	$1,021,778
Intersegment operating revenues:
Pacific	$26,483	$30,053	$37,779	$46,201
Northwest	35,322	27,963	48,290	42,106
Mountain	34,796	37,504	40,710	41,566
North Central	54,044	50,330	55,766	51,641
All Other	17,018	23,382	24,703	33,752
Total intersegment operating revenues	$167,663	$169,232	$207,248	$215,266
EBITDA:
Pacific	$22,041	$15,198	$18,928	$20,631
Northwest	40,706	23,196	53,844	35,976
Mountain	32,561	28,643	26,014	20,601
North Central	24,461	16,108	894	(8,160)
All Other	5,346	4,173	11,328	78
Total segment EBITDA	$125,115	$87,318	$111,008	$69,126